Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Stock-Based Compensation [Abstract]
Stock-Based Compensation

(14) Stock-Based Compensation

The information below summarizes the stock option activity under the Plans.

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding—December 28, 2025	4,930,300	$4.62	5.58	$1,903
Options exercised	—
Outstanding—March 29, 2026	4,930,300	4.62	5.74	1,376
Vested and expected to vest — March 29, 2026	4,930,300	4.62	5.74	1,376
Vested and exercisable — March 29, 2026	1,781,378	5.39	5.69	472

The aggregate fair value of the Company’s stock options that vested in the thirteen week periods ended March 29, 2026, and March 30, 2025 were $1.3 million and $3.8 million, respectively.

The information below summarizes the RSU activity.

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested at December 28, 2025	14,234,360	$1.73
Vested and released	(863,030)	1.73
Cancelled or forfeited	(2,070)	1.74
Unvested at March 29, 2026	13,369,260	1.73

The aggregate fair value of the Company’s RSUs that vested in the thirteen week periods ended March 29, 2026 and March 30, 2025 were $1.5 million and $0.5 million, respectively.

As of March 29, 2026, there was a total of $0.9 million and $21.3 million of unrecognized stock-based compensation costs related to service-based options and RSUs, respectively. Such compensation cost is expected to be recognized over a weighted-average period of approximately 2.3 years and 4.0 years, respectively.

Stock-based compensation expense

The following table summarizes stock-based compensation expense and its allocation within the accompanying consolidated statements of operations and comprehensive loss (in thousands):

	Thirteen Weeks Ended
	March 29,	March 30,
	2026	2025
Cost of revenues	$485	$155
Sales and marketing	466	184
General and administrative	654	130
Total stock-based compensation expense	$1,605	$469

(15) Stock-Based Compensation

In July 2023, the Company’s Board of Directors adopted and stockholders approved the 2023 Incentive Equity Plan (the “2023 Plan”). The 2023 Plan became effective immediately upon the closing of the Amended and Restated Business Combination Agreement. Initially, a maximum number of 8,763,322 shares of the Company’s common stock may be issued under the 2023 Plan. In addition, the number of shares of the Company’s common stock reserved for issuance under the 2023 Plan automatically increases on January 1 of each year, effective January 1, 2024 through January 1, 2033, in an amount equal to the lesser of (1) 4% of the total number of shares of the Company’s common stock outstanding on December 31 of the preceding year, or (2) a lesser number of shares of the Company’s common stock determined by the Company’s Board of Directors prior to the date of the increase. The maximum number of shares of the Company’s common stock that may be issued on the exercise of incentive stock options (“ISOs”) under the 2023 Plan is three times the number of shares available for issuance upon the 2023 Plan becoming effective (or 26,289,966 shares).

Historically, awards were granted under the Amended and Restated Complete Solaria Omnibus Incentive Plan (“2022 Plan”), the Complete Solar 2011 Stock Plan (“2011 Plan”), the Solaria Corporation 2016 Stock Plan (“2016 Plan”) and the Solaria Corporation 2006 Stock Plan (“2006 Plan”) (collectively with the 2023 Plan, “the Plans”). Under the Plans, the Company has granted service-based stock options and restricted stock units (“RSUs”). Compensation expense for stock options under the Company’s cliff vesting schedule is generally recognized equally over the vesting period of five years. RSUs granted during the fiscal year ended December 28, 2025 are also generally recognized under the cliff vesting schedule that is recognized equally over the vesting period of five years.

The information below summarizes the stock option activity under the Plans.

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding – December 31, 2023	11,716,646	$3.48	8.53	$2,756
Options granted	6,121,251	0.93
Options exercised	(398,883)	0.77		39
Options cancelled	(7,441,781)	0.17
Outstanding – December 29, 2024	9,997,233	2.77	5.29	6,356
Options granted	—	—
Options exercised	(712,467)	0.72		83
Options cancelled	(4,354,466)	2.69
Outstanding – December 28, 2025	4,930,300	4.62	5.58	1,903
Vested and expected to vest— December 28, 2025	4,930,300	4.62	5.58	1,903
Vested and exercisable— December 28, 2025	1,909,809	5.94	5.87	635

The aggregate fair value of the Company’s stock options that vested during the fiscal years ended 2025 and 2024 was $0.4 million and $1.9 million, respectively.

The information below summarizes the RSU activity.

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested at December 31, 2023	58,097	$2.07
Granted	2,593,097	1.78
Vested and released	(669,059)	1.73
Cancelled or forfeited	—	—
Unvested at December 29, 2024	1,982,135	1.79
Granted	22,235,871	1.73
Vested and released	(4,632,212)	1.75
Cancelled or forfeited	(5,351,434)	1.74
Unvested at December 28, 2025	14,234,360	1.73

The aggregate fair value of the Company’s RSUs that vested during the fiscal years ended 2025 and 2024 was $8.1 million and $1.2 million, respectively.

Determination of Fair Value

The Company estimated the grant-date fair value of stock options using the Black-Scholes-Merton option-pricing model. The determination of the fair value of each stock award using this option-pricing model is affected by the Company’s assumptions regarding a number of complex and subjective variables. These variables include, but are not limited to, the expected stock price volatility over the term of the awards. Stock-based compensation is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the requisite service period, which is generally the vesting period of the respective award.

The following assumptions were used to calculate the fair value of stock-based compensation for the options granted in the fiscal year ended December 29, 2024:

Expected term (in years)	5.00 – 6.32
Expected volatility	58.45% – 62.39%
Risk-free interest rate	3.81% – 4.71%
Expected dividends	0.0%

Expected term — The Company uses the simplified method to calculate the expected term of stock option grants to employees as the Company does not have sufficient comparable historical exercise data to provide a reasonable basis upon which to estimate the expected term of stock options granted to employees. The expected term equals the arithmetic average of the vesting term and the original contractual term of the option (generally 10 years).

Expected volatility — Due to the Company’s limited operating history and a lack of company specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of peer companies that are publicly traded. The historical volatility data was computed using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the stock-based awards.

Risk-free interest rate — The risk-free rate assumption is based on U.S. Treasury instruments with maturities similar to the expected term of the Company’s stock options.

Expected dividends — The Company has not issued any dividends in its history and does not expect to issue dividends over the life of the options and therefore has estimated the dividend yield to be zero.

Fair value of common stock — The fair value of the shares of common stock underlying the stock-based awards is based on the price of the Company’s common stock in the open market on the date of the grant.

Stock-based compensation expense

The following table summarizes stock-based compensation expense and its allocation within the accompanying consolidated statements of operations and comprehensive loss (in thousands):

	Fiscal Year Ended
	December 28,	December 29,
	2025	2024
Cost of revenues	$3,003	$157
Sales and marketing	2,618	598
General and administrative	4,867	2,312
Total stock-based compensation expense	$10,488	$3,067

As of December 28, 2025, there was a total of $1.1 million and $23.1 million of unrecognized stock-based compensation costs related to service-based options and RSUs, respectively. Such compensation cost is expected to be recognized over a weighted-average period of approximately 2.4 years and 4.0 years, respectively.

In fiscal 2024, the Company’s Board of Directors approved the modification to accelerate the vesting of 788,192 options, for employees that were terminated. Additionally, the Board of Directors approved an extension of the post termination exercise period for 4,343,172 vested options of terminated employees in the fiscal years ended December 29, 2024. In connection with the modifications, the Company recorded incremental stock-based compensation expense of $0.7 million in the fiscal year ended December 29, 2024.